Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 23, 2021
ProShares Ultra High Yield
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundProShares Ultra High Yield (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Markit iBoxx® $ Liquid High Yield Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation.The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Index for the same period. For periods longer than a single day, the Fund will lose money if the Index’s performance is flat, and it is possible that the Fund will lose money even if the level of the Index rises. Longer holding periods, higher Index volatility, and greater leveraged exposure each exacerbate the impact of compounding on an investor’s returns. During periods of higher Index volatility, the volatility of the Index may affect the Fund’s return as much as or more than the return of the Index.The Fund presents different risks than other types of funds. The Fund uses leverage and is riskier than similarly benchmarked funds that do not use leverage. The Fund may not be suitable for all investors and should be used only by knowledgeable investors who understand the consequences of seeking daily leveraged (2x) investment results of the Index, including the impact of compounding on Fund performance. Investors in the Fund should actively manage and monitor their investments, as frequently as daily. An investor in the Fund could potentially lose the full value of their investment within a single day.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its entire portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	During the fiscal year ended May 31, 2021, the Fund incurred certain extraordinary expenses. Had these expenses been included in Other Expenses, the ratio for Other Expenses would have been 1.20%.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Fund’s investment objective.IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Markit iBoxx $ Liquid High Yield Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody’s Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index. Index rebalances occur monthly. The Index is published under the Bloomberg ticker symbol “IBOXHY.”The Fund will invest principally in the financial instruments set forth below. The Fund expects that its cash balances maintained in connection with the use of financial instruments will typically be held in money market instruments.• Exchange-Traded Funds — The Fund may invest in shares of other ETFs, which are registered investment companies that are traded on stock exchanges and hold assets such as stocks or bonds.• Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, funds (including exchange-traded funds (“ETFs”)), interest rates or indexes. The Fund invests in derivatives as a substitute for investing directly in debt in order to seek returns for a single day that are leveraged (2x) to the returns of the Index for that day. These derivatives principally include:○ Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index.• Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, for example:○ U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○ Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Fund’s daily investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of a multiple of the single day returns of the Index. In managing the assets of the Fund, ProShare Advisors does not invest the assets of the Fund in securities or financial instruments based on ProShare Advisors’ view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or financial instruments that, in combination, provide leveraged exposure to the single day returns of the Index, consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.The Fund seeks to engage in daily rebalancing to position its portfolio so that its exposure to the Index is consistent with the Fund’s daily investment objective. The time and manner in which the Fund rebalances its portfolio may vary from day to day at the discretion of ProShare Advisors, depending on market conditions and other circumstances. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Index for the same period. The Fund will lose money if the Index’s performance is flat over time, and the Fund can lose money regardless of the performance of the Index, as a result of daily rebalancing, the Index’s volatility, compounding of each day’s return and other factors. See “Principal Risks” below.The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused. As of May 31, 2021, the Index was not concentrated in an industry group but was focused in the consumer services, industrials and materials, and utilities and energy industry groups.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate (i.e., invest in securities that represent 25 percent or more of the value of the Index) or focus (i.e., invest in securities that represent a substantial portion of its value, but less than 25 percent) its investments in a particular industry or group of industries, country or region to approximately the same extent the Index is so concentrated or focused.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose the full value of your investment within a single day.The principal risks described below are intended to provide information about the factors likely to have a significant adverse impact on the Fund’s returns and consequently the value of an investment in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk.• Risks Associated with the Use of Derivatives — Investing in derivatives may be considered aggressive and may expose the Fund to greater risks and may result in larger losses or smaller gains than investing directly in the reference asset(s) underlying those derivatives. These risks include counterparty risk, liquidity risk and increased correlation risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) underlying the derivative (e.g., the Index) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested. The Fund may use a combination of swaps on the Index and swaps on an ETF that is designed to track the performance of the Index. The performance of an ETF may not track the performance of the Index due to embedded costs and other factors. Thus, to the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund only used swaps on the Index. Moreover, with respect to the use of swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. As a result, the value of an investment in the Fund may change quickly and without warning. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.• Leverage Risk — The Fund obtains investment exposure in excess of its assets in seeking to achieve its investment objective — a form of leverage — and will lose more money in market environments adverse to its daily objective than a similar fund that does not employ such leverage. The use of such leverage increases the risk of a total loss of an investor’s investment. For example, because the Fund includes a multiplier of two times (2x) the Index, a single day movement in the Index approaching 50% at any point in the day could result in the total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund, even if the Index subsequently moves in an opposite direction, eliminating all or a portion of the earlier movement. This would be the case with any such single day movements in the Index, even if the Index maintains a level greater than zero at all times. In addition, the use of leverage may increase the volatility of the Fund and magnify any differences between the performance of the Fund and the Index.• Compounding Risk — The Fund has a single day investment objective, and the Fund’s performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the daily return of the Index for the same period, before accounting for fees and expenses. Compounding affects all investments, but has a more significant impact on a leveraged fund. This effect becomes more pronounced as Index volatility and holding periods increase. Fund performance for a period longer than a single day can be estimated given any set of assumptions for the following factors: (a) Index volatility; (b) Index performance; (c) period of time; (d) financing rates associated with leveraged exposure; (e) other Fund expenses; and (f) dividends or interest paid with respect to securities in the Index. The chart below illustrates the impact of two principal factors — Index volatility and Index performance — on Fund performance. The chart shows estimated Fund returns for a number of combinations of Index volatility and Index performance over a one-year period. Actual volatility, Index and Fund performance may differ significantly from the chart below. Performance shown in the chart assumes: (a) no Fund expenses; and (b) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If Fund expenses and/or actual borrowing/lending rates were reflected, the Fund’s performance would be different than shown.Areas shaded darker represent those scenarios where the Fund can be expected to return less than two times (2x) the performance of the Index.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexTwo times(2x) theOne YearIndex10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%The foregoing table is intended to isolate the effect of Index volatility and Index performance on the return of the Fund and is not a representation of actual returns. For example, the Fund may incorrectly be expected to achieve a -40% return on a yearly basis if the Index return were -20%, absent the effects of compounding. As the table shows, with Index volatility of 50%, the Fund could be expected to return -50.2% under such a scenario. The Fund’s actual returns may be significantly better or worse than the returns shown above as a result of any of the factors discussed above or in “Principal Risks — Correlation Risk” below.The Index’s annualized historical volatility rate for the five-year period ended May 31, 2021 was 6.21%. The Index’s highest May to May volatility rate during the five-year period was 11.83% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2021 was 6.58%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of U.S. exchange-traded securities or instruments that reflect the value of the Index may differ from the volatility of the Index.For additional graphs and charts demonstrating the effects of Index volatility and Index performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds — The Impact of Compounding” in the Fund’s Prospectus and “Special Note Regarding the Correlation Risks of Geared Funds” in the Fund’s Statement of Additional Information.• Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of leveraged correlation. Failure to achieve a high degree of leveraged correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from two times (2x) the percentage change of the Index on such day.In order to achieve a high degree of leveraged correlation with the Index, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to the Index may prevent the Fund from achieving a high degree of leveraged correlation with the Index and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the Index’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect leveraged (2x) exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when the Index is volatile, particularly when the Index is volatile at or near the close of the trading day.A number of other factors may also adversely affect the Fund’s leveraged correlation with the Index, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all of the securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its daily investment objective on or around that day. Also, the Fund will measure its correlation to the performance of one or more ETFs. It is important to note that correlation to these ETFs may vary from the correlation to the Index due to embedded costs and other factors.• Rebalancing Risk — If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.• Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline.• High Yield Risk — Investment in or exposure to high yield (lower rated) debt instruments (also known as “junk bonds”) may involve greater levels of credit, prepayment, liquidity and valuation risk than for higher rated instruments. High yield debt instruments may be more sensitive to economic changes, political changes, or adverse developments specific to a company than other fixed income instruments. These securities are subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. High yield debt instruments are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments and, therefore, such instruments generally involve greater risk of default or price changes than higher rated debt instruments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce market liquidity (liquidity risk). A lack of liquidity could adversely affect the price at which a particular high yield debt instrument may be sold. Less active markets may also diminish the Fund’s ability to obtain accurate market quotations when valuing the portfolio securities and thereby give rise to valuation risk, including causing large fluctuations in the NAV of the Fund’s shares. High yield debt instruments may also present risks based on payment expectations. For example, these instruments may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, a security may be replaced with a lower yielding security. If the issuer of a security is in default with respect to interest or principal payments, the issuer’s security could lose its entire value. Furthermore, the transaction costs associated with the purchase and sale of high yield debt instruments may vary greatly depending upon a number of factors and may adversely affect the Fund’s performance. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield debt instruments generally and new laws and proposed new laws may adversely impact the market for high yield debt instruments.• Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day. In a low or negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose fixed-income and related markets to heightened volatility. Debt instruments in the Index may underperform other debt instruments that track other markets, segments and sectors.• Credit Risk — Due to its exposure to debt instruments, the Fund will be subject to credit risk which is the risk that an issuer of debt instruments is unwilling or unable to make timely payments to meet its contractual obligations. When credit risk increases, the price of the debt instruments that comprise the Index will typically decrease. Conversely, when credit risk of the debt instruments decreases, the level of the Index will typically increase. By using sampling techniques, the Fund may be overexposed to certain debt instruments that would adversely affect the Fund upon the markets’ perceived view of increased credit risk or upon a downgrade or default of such instruments. During an economic downturn, rates of default tend to increase.• Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change.• Prepayment Risk — Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as the proceeds may be reinvested at lower interest rates.• Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Fund’s and the Index’s performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund may encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than may be the case with U.S. securities. In addition, markets for foreign investments are usually less liquid, more volatile and significantly smaller than markets for U.S. securities, which may affect, among other things, the Fund’s ability to purchase or sell foreign investments at appropriate times and prices. Because of differences in settlement times and/or foreign market holidays, transactions in a foreign market may take place one or more days after the necessary exposure to these investments is determined. Until the transactions are effected, the Fund is exposed to increased foreign currency risk and market risk and, ultimately, increased correlation risk.• Risk of Investing in Exchange-Traded Funds (ETFs) – Investing in other investment companies, such as ETFs, subjects the Fund to those risks affecting the underlying ETFs, such as risks that the investment management strategy of the ETF may not produce its intended results (management risk) and the risk that the ETF could lose money over short periods due to short-term market movements and over longer periods during market downturns (market risk). In addition, investing in ETFs involves the risk that an ETF’s performance may not track the performance of the index or markets that the ETF is designed to track, which may result in losses to such ETF and, ultimately, the Fund. In addition, ETFs may trade at a price below their net asset value. Moreover, the Fund will incur its pro rata share of the expenses of the underlying ETF’s expenses.• Concentration and Focused Investing — The Index may concentrate (i.e., composed of securities that represent 25 percent or more of the value of the Index) or focus (i.e., composed of securities that represent a substantial portion of its value, but less than 25 percent) in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Financial, economic, business, regulatory conditions, and other developments affecting issuers in a particular industry or group of industries will have a greater effect on the Fund, and if securities of the particular industry or group of industries fall out of favor, the Fund could underperform, or its net asset value may be more volatile than, funds that have greater industry diversification.•Non-Diversification Risk — The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.•Index Performance Risk — The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee or assurance that the methodology used by the third party provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error. For an Index with exposure to foreign, and especially emerging markets, there may be heightened risks associated with the adequacy and reliability of the information used to calculate the Index, because there might be less, incomplete or inaccurate information available about securities issuers in those markets due to different or less stringent market or accounting regulation or practices. ProShare Advisors has no ability to assess a third party provider’s due diligence process over index data prior to its use in index computation, construction and/or rebalancing. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.•Intraday Price Performance Risk — The intraday performance of shares of the Fund traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be greater than or less than the Fund’s stated multiple times the performance of the Index.•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices, which may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. In addition, the instruments held by the Fund may be traded in markets on days and at times when the Fund’s listing exchange is closed for trading. As a result, the value of the Fund’s holdings may vary, perhaps significantly, on days and at times when investors are unable to purchase or sell Fund shares. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings.•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund.•Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the financial instruments in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the financial instruments in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, political crises, health crises, natural disasters, excessive volatility, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain financial instruments would likely reduce the liquidity of those instruments. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high leveraged correlation with the Index.•Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.•Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.•Valuation Risk — In certain circumstances (e.g., if ProShare Advisors believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), ProShare Advisors may, pursuant to procedures established by the Board of Trustees of the Fund, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by ProShare Advisors may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose the full value of your investment within a single day.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.proshares.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended3/31/2019):15.04%Worst Quarter(ended3/31/2020):-23.44%Year-to-Date(ended6/30/2021):4.63%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
ProShares Ultra High Yield | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	1.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.94%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.98%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.96%
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	514
5 Years	rr_ExpenseExampleYear05	956
10 Years	rr_ExpenseExampleYear10	$ 2,185
2012	rr_AnnualReturn2011	22.77%
2013	rr_AnnualReturn2012	10.08%
2014	rr_AnnualReturn2013	2.37%
2015	rr_AnnualReturn2014	(10.94%)
2016	rr_AnnualReturn2015	26.55%
2017	rr_AnnualReturn2016	11.09%
2018	rr_AnnualReturn2017	(6.00%)
2019	rr_AnnualReturn2018	26.85%
2020	rr_AnnualReturn2019	5.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.44%)
OneYear	rr_AverageAnnualReturnYear01	5.30%
FiveYears	rr_AverageAnnualReturnYear05	12.04%
SinceInception	rr_AverageAnnualReturnSinceInception	8.66%
InceptionDate	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2011
ProShares Ultra High Yield | After Taxes on Distributions | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	4.01%
FiveYears	rr_AverageAnnualReturnYear05	10.62%
SinceInception	rr_AverageAnnualReturnSinceInception	7.78%
ProShares Ultra High Yield | After Taxes on Distributions and Sales of Shares | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	3.09%
FiveYears	rr_AverageAnnualReturnYear05	8.88%
SinceInception	rr_AverageAnnualReturnSinceInception	6.59%
ProShares Ultra High Yield | Markit iBoxx $ Liquid High Yield Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	4.66%	[4]
FiveYears	rr_AverageAnnualReturnYear05	7.70%	[4]
SinceInception	rr_AverageAnnualReturnSinceInception	5.74%	[4]

[1]	During the fiscal year ended May 31, 2021, the Fund incurred certain extraordinary expenses. Had these expenses been included in Other Expenses, the ratio for Other Expenses would have been 1.20%.
[2]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
[3]	ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2022. After such date, the expense limitation may be terminated or revised by ProShare Advisors. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.
[4]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.